Investments	12 Months Ended
Dec. 31, 2019
Schedule of Investments [Abstract]
Investments
4.	INVESTMENTS
Short-term Investments
As of December 31, 2019, the Company’s short-term investments comprised of only debt securities. Short-term held-to-maturity
investments were mainly deposits in commercial banks with maturities of less than one year and the Company ha
d
 the positive intent and ability to hold those securities to maturity. The short-term available-for-sale
investments include wealth management products issued by commercial banks and other financial institutions.
During the years ended December 31, 2017, 2018 and 2019, the Company recorded interest income from its short-term investments of RMB3.0 billion, RMB3.9 billion and RMB5.4 billion (US$771 million) in the consolidated statements of comprehensive income, respectively.
Short-term investments classification as of December 31, 2018 and 2019 were shown as below:

	As of December 31, 2018
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB
	(In millions)
Held-to-maturity debt investments	27,388	119	—	—	—	27,507
Available-for-sale debt investments	83,100	—	—	1,216	(78)	84,238

	As of December 31, 2019
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB	US$
	(In millions)
Held-to-maturity debt investments	107,287	367	—	—	—	107,654	15,464
Available-for-sale debt investments	5,440	—	—	197	—	5,637	810
Long-term Investments
Equity investments at fair value with readily determinable fair value
Equity investments at fair value with readily determinable fair value represent investments in the equity securities of publicly listed companies, for which the Company does not have significant influence. Starting in January 1, 2018 after adopting ASC 321, these investments were classified as equity investments at fair value with readily determinable fair value and reported at fair value. Changes in fair value are recognized in earnings, instead of accumulated other comprehensive income (loss).
Equity investments at fair value without readily determinable fair value
In accordance with ASC 321, the Company elected to use the measurement alternative to measure such investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any.

The total carrying value of equity investments measured at fair value using the measurement alternative held as of December 31, 2018 and 2019 were as follows:

	As of December 31, 2018	As of December 31, 2019	As of December 31, 2019
	RMB	RMB	US$
	(In millions)
Initial cost basis	26,728	21,211	3,047
Cumulative unrealized gains	6,271	5,636	810
Cumulative unrealized losses (including impairment)	(3,730)	(2,161)	(311)

Total carrying value	29,269	24,686	3,546

Total unrealized and realized gains and losses of equity securities without readily determinable fair values in 2018 and 2019 were as follows:

	For the years ended December 31,
	2018	2019	2019
	RMB	RMB	US$
	(In millions)
Gross unrealized gains	7,119	1,447	208
Gross unrealized losses (including impairment) (1)	(2,867)	(1,641)	(236)

Net unrealized gains (losses) on equity securities held	4,252	(194)	(28)
Net realized gains on equity securities sold	124	211	30

Total net gains recognized in other income, net	4,376	17	2

(1)	Gross unrealized losses (downward adjustments excluding impairment) were RMB2,412 m illion and RMB863 million (US$124 million) for the years ended December 31, 2018 and 2019, respectively.
In May 2017, the Company completed the disposal of its mobile game business, and recognized a gain of RMB923 million in “Other income, net.”
In August 2017, the Company completed the disposal of Xiaodu Life Technology Ltd (“Xiaodu”), a former subsidiary of the Company engaged in the business of takeout delivery services, to Rajax Holding, a China based delivery company. The Company recognized a total gain of RMB
4.6 billion in “Other income, net.” in 2017.
In October 2017, the Company completed the share purchase transaction of China United Network Communication Limited (“China Unicom”), a listed telecommunications company in China. The total purchase consideration was RMB7.0 billion in cash with RMB4.0 billion attributable to noncontrolling interest. The China Unicom investment was held by a non-wholly-owned
subsidiary of the Company and was accounted for as a cost method investment, due to a three-year holding requirement before adopting ASC 321. Subsequent to the adoption of ASC 321 it was accounted for as an equity investment at fair value, using the measurement alternative in 2018 and as equity investment with readily determinable fair value at the end of 2019.
Equity method investments
The carrying amounts of the Company’s equity method investments were RMB44.1 billion and RMB27.1 billion (US$3.9 billion) as of December 31, 2018 and 2019, respectively. For the years ended December 31, 2018 and 2019, the impairment recognized for equity method investments were RMB167 million and RMB9.2 billion (US$1.3 billion), respectively.
Equity Investment in Trip.com International, Ltd. (“Trip”) (formally known as Ctrip)
In October 2015, the Company deconsolidated the financial results of Qunar and accounted for the investment in Trip under the equity method in accordance with ASC 323, following a share exchange transaction with Trip (“Trip transaction”), which exchanged certain Class A and Class B ordinary shares in Qunar Cayman Islands Limited (“Qunar”) for certain newly-issued ordinary shares of Trip. The Company recorded the investment in Trip at the fair value of the shares acquired on the closing date of the Trip transaction.
A gain of RMB24.4 billion arising from the Trip transaction was recognized in “Other income(loss), net” in the consolidated statements of comprehensive income for the year ended December 31, 2015, with a corresponding increase in the carrying value of the investment. During 2019, the market value of Trip had significantly declined and remained below the carrying value of the investment for a prolonged period of time. Therefore, the Company concluded that the decline in market value of the investment in Trip was other-than-temporary as of September 30, 2019 and an impairment charge of RMB8.9 billion (US$
1.3
billion) was
recorded in the third quarter of 2019.
The Company made an adjustment to the equity method goodwill on acquisition of

RMB
8.9
billion

(US$
1.3
billion) accordingly.
In October 2019, the Company disposed an aggregate of 36 million American Depositary Shares of Trip for cash consideration of US$988 million. The Company recognized a disposal loss of RMB43 million (US$6 million).
After the partial disposal of the investment in Trip, the Company held approximately 12% equity interest in Trip and the Company can actively participate in the operating and financing policies of Trip through its two seats on Trip’s board of directors with a total of nine members. Accordingly, the Company continues to have significant influence over Trip
and
accounts for its remaining investment as an equity method investment in accordance with ASC 323.
As of December 31, 2019, the Company’s investments in Trip had a fair value of RMB
16.2
 billion (US$
2.3
billion), based on the closing
share
price.
The following tables set forth the summarized financial information of Trip:

	As of September 30, (i)
	2018 (ii)	2019	2019
	RMB	RMB	US$
	(In millions)
Current assets	84,464	75,578	10,856
Non-current assets	104,906	127,505	18,315
Current liabilities	69,065	74,118	10,646
Non-current liabilities	30,318	25,134	3,610
Noncontrolling interests	2,231	2,047	294

	For the twelve months ended September 30, (i)
	2017 (ii)	2018 (ii)	2019	2019
	RMB	RMB	RMB	US$
	(In millions)
Total revenues	25,731	29,944	34,958	5,021
Gross profit	20,725	24,019	27,627	3,968
Income from operations	2,626	3,302	4,271	613
Net income	2,282	2,807	3,764	541
Net income attributable to the investees	2,284	2,806	3,813	548
(i)	The Company adopted a one-quarter lag in reporting its share of equity income in T rip .
(ii)
T
rip adopted ASC 606
,
on a fully retrospective basis
,
and ASC 321 (collectively “new standards”) from January 1, 2018. The impact of the new standards on the Company’s financial statement
s
is immaterial, and prior period financial information of
T
rip was not restated.
Disposal of financial services business
In April 2018, the Company entered into definitive agreements relating to the disposal of its wholly-owned financial services business, which provided consumer credit, wealth management and other financial services. To facilitate the divesture, the Company conducted a series of legal restructuring and recapitalization of entities conducting the financial services business (“Du Xiaoman”), which were accounted for as transactions under common control.
In August 2018, Du Xiaoman issued preferred shares to third-party investors, which resulted in the Company becoming a minority shareholder of Du Xiaoman. Accordingly, Du Xiaoman was deconsolidated from the Group and a disposal gain of RMB5.5 billion was recognized in “Other income
(loss)
,
net” including RMB4.2 billion relates to the
re-measurement
of the Company’s retained investment in Du Xiaoman. The disposal of Du Xiaoman did not meet the definition of a discontinued operation per ASC Subtopic
205-20,
 Presentation of Financial Statements
—
Discontinued Operations
, as the divesture did not represent a shift in strategy nor had a major impact to the Group’s operation and financial results.

The Company retained an equity interest of 41% on a fully diluted basis, and accounted for Du Xiaoman as an equity method investment in accordance with ASC 323, as it retained significant influence over Du Xiaoman. The carrying amount of the Du Xiaoman investment in excess of the Company’s proportionate interest in Du Xiaoman was recognized as equity method goodwill of RMB3.5 billion, intangible assets of RMB851 million and related deferred tax liabilities of RMB213 million.
Deconsolidation of one of the Company’s subsidiaries
In December 2019, the Company lost control and therefore deconsolidated one of its subsidiaries. A non-cash disposal loss of RMB801 million was recognized in “Others, net.” The Company continued to have significant influence over the entity and accounted for its remaining equity interest in the entity as an equity method investment in accordance with ASC 323.
As of December 31, 2018 and 2019, in addition to the aforementioned equity method investments, the Company held other equity method investments through its subsidiaries or VIEs and over which had significant influence.
For the year ended December 31, 2019, equity method investments excluding Trip held by the Company in aggregate have met the significance criteria as defined under Rule
 4-08(g)
 of Regulation
 S-X.
Financial information for
the
Company’s equity method investments other than Trip are summarized as a group as follow:

	As of September 30,
	2018	2019	2019
	RMB	RMB	US$
	(In millions)
Current assets	100,313	86,713	12,456
Non-current assets	11,050	18,980	2,726
Current liabilities	78,935	65,450	9,401
Non-current liabilities	2,718	8,677	1,246
Noncontrolling interests	1,706	1,498	215

	For the twelve months ended September 30, (i)
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
	(In millions)
Total revenues	1,681	4,633	12,598	1,810
Gross profit	671	916	6,247	897
Loss from operations	(303)	(418)	(680)	(98)
Net loss	(310)	(372)	(638)	(92)
Net loss attributable to the investees	(311)	(352)	(933)	(134)
(i)	The Company adopted a one-quarter lag in reporting its shares of equity income in all of its investees.
Investments accounted for at fair value
Long-term equity investments in unlisted companies held by consolidated investment companies are accounted for at fair value in accordance with ASC Subtopic
946-320,
Financial Services—Investment Companies, Investments—Debt and Equity Securities
. These investments are carried at fair value with realized or unrealized gains and losses recorded in “Other income(loss), net” in the consolidated statements of comprehensive income.
The methodology used in the determination of fair value for
held-to-maturity
debt investments,
available-for-sale
debt investments, equity investments with readily determinable fair value and other investment securities accounted for at fair value are disclosed in Note 23.
Long-term investments classification, excluding equity method investments
and equity investments at fair value without readily determinable fair value, as of December 31, 2018 and 2019 are shown as below:

	As of December 31, 2018
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB
	(In millions)
Equity investments at fair value with readily determinable fair value	5,605	—	—	664	(1,841)	4,428
Available-for-sale debt investment	1,167	—	—	—	—	1,167
Investments accounted for at fair value	1,139	—	—	318	—	1,457

	As of December 31, 2019
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB	US$
	(In millions)
Equity investments at fair value with readily determinable fair value	11,769	—	—	2,195	(2,630)	11,334	1,628
Available-for-sale debt investment s	3,913	—	—	138	(81)	3,970	570
Investments accounted for at fair value	1,309	—	—	597	(87)	1,819	261
Long-term held-to-maturity investments	496	—	(5)	—	—	491	70
Available-for-sale debt investments are convertible debt instruments issued by private companies and investment in preferred shares that is redeemable at the Company’s option, which are measured at fair value. Investment in preferred shares that are
 redeemable at the Company’s option have no contractual maturity date.
The following table summarizes the estimated fair value of available-for-sale debt investments with stated contractual dates, classified by the contractual maturity date of the investments:

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
	(In millions)
Due in 1 year	—	505	73
Due in 1 year through 5 years	—	10	1
Due in 5 year through 10 years	—	1,486	213
Not due at a single maturity date	1,167	1,969	283

Total	1,167	3,970	570